Deferred revenues (Details Narrative) - Banco Nacional De Desenvolvimento Economico E Social [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Subsidy granted	R$ 203
Subsidies granted outstanding	R$ 860	R$ 11,184